Loss per share (Details)	12 Months Ended
	Dec. 31, 2022 CHF (SFr) EquityInstruments item SFr / shares shares	Dec. 31, 2021 CHF (SFr) EquityInstruments item SFr / shares shares	Dec. 31, 2020 CHF (SFr) EquityInstruments item SFr / shares shares
Earnings per share
Loss attributable to equity holders of the Company | SFr	SFr (20,804,213)	SFr (15,351,914)	SFr (12,858,599)
Weighted average number of shares in issue | shares	45,184,865	34,119,666	26,681,774
Basic loss per share | SFr / shares	SFr (0.46)	SFr (0.45)	SFr (0.48)
Diluted loss per share | SFr / shares	SFr (0.46)	SFr (0.45)	SFr (0.48)
Number of categories of dilutive potential shares | item	4	4	4
Number of potential dilutive instruments	30,874,670	29,590,875	13,034,108
ESCs
Earnings per share
Number of potential dilutive instruments		198,750	198,750
ESOP
Earnings per share
Number of potential dilutive instruments	777,000	8,615,885	6,768,460
Warrants | 2018
Earnings per share
Number of potential dilutive instruments	5,866,898	5,866,898	5,866,898
Warrants | 2021-2022
Earnings per share
Number of potential dilutive instruments	24,230,772
Warrants | 2021
Earnings per share
Number of potential dilutive instruments	9,230,772	9,230,772
Warrants | 2022
Earnings per share
Number of potential dilutive instruments	15,000,000
Pre-funded warrants | 2021
Earnings per share
Number of potential dilutive instruments		5,478,570